UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010.

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Management, LLC

Address: 3 West Main Street
         3rd Floor
         Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                      Irvington, NY             May 14, 2010
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       67

Form 13F Information Table Value Total:      $2,472,986
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number           Name

(1)     028- 12044             Elm Ridge Partners, LLC
(2)     028- 11797             Elm Ridge Offshore Master Fund, Ltd.
(3)     028- 10075             Elm Ridge Capital Management, LLC
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
                                                   FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8

                               TITLE                       VALUE      SHRS OR   SH/ PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (X$1000)    PRN AMT   PRN CALL    DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------                 ---------      ------      ---------   --------  ---------   ----------- --------- -----  ------ ----
ALCATEL-LUCENT                 SPONSORED ADR  013904305    22,732     7,285,775 SH          Defined     1,2,3     7,285,775
ALCOA INC                      COM            013817101    49,528     3,478,100 SH          Defined     1,2,3     3,478,100
APPLIED MATLS INC              COM            038222105    72,840     5,408,600 SH          Defined     1,2,3     5,408,600
ASSURED GUARANTY LTD           COM            G0585R106    56,900     2,589,900 SH          Defined     1,2,3     2,589,900
BOSTON SCIENTIFIC CORP         COM            101137107    22,346     3,095,000 SH          Defined     1,2,3     3,095,000
BOSTON SCIENTIFIC CORP         COM            101137107    21,660     3,000,000 SH  CALL    Defined     1,2,3     3,000,000
BRUNSWICK CORP                 COM            117043109    33,879     2,121,400 SH          Defined     1,2,3     2,121,400
BUCYRUS INTL INC NEW           COM            118759109     9,899       150,000 SH  PUT     Defined     1,2,3       150,000
CAPITAL ONE FINL CORP          COM            14040H105    49,167     1,187,327 SH          Defined     1,2,3     1,187,327
CENVEO INC                     COM            15670S105    41,933     4,842,114 SH          Defined     1,2,3     5,607,114
CHIPOTLE MEXICAN GRILL INC     COM            169656105     4,539        40,288 SH          Defined     1,2,3        40,288
CLIFFS NATURAL RESOURCES INC   COM            18683K101    21,285       300,000 SH  CALL    Defined     1,2,3       300,000
CLIFFS NATURAL RESOURCES INC   COM            18683K101   109,973     1,550,000 SH  PUT     Defined     1,2,3     1,550,000
CROWN CASTLE INTL CORP         COM            228227104    38,230     1,000,000 SH  PUT     Defined     1,2,3     1,000,000
DIGITAL RLTY TR INC            COM            253868103    10,840       200,000 SH  CALL    Defined     1,2,3       200,000
DIGITAL RLTY TR INC            COM            253868103    37,940       700,000 SH  PUT     Defined     1,2,3       700,000
DOMTAR CORP                    COM NEW        257559203    47,999       745,213 SH          Defined     1,2,3       745,213
DONNELLEY R R & SONS CO        COM            257867101    98,500     4,613,569 SH          Defined     1,2,3     4,613,569
DYNCORP INTL INC               CL A           26817C101    32,149     2,797,976 SH          Defined     1,2,3     2,797,976
EQUINIX INC                    COM NEW        29444U502    19,468       200,000 SH  CALL    Defined     1,2,3       200,000
EQUINIX INC                    COM NEW        29444U502    48,670       500,000 SH  PUT     Defined     1,2,3       500,000
FASTENAL CO                    COM            311900104    23,995       500,000 SH  PUT     Defined     1,2,3       500,000
FIDELITY NATIONAL FINANCIAL    CL A           31620R105    41,302     2,786,900 SH          Defined     1,2,3     2,786,900
FLEXTRONICS INTL LTD           ORD            Y2573F102    38,661     4,931,200 SH          Defined     1,2,3     4,931,200
INTL PAPER CO                  COM            460146103    56,276     2,286,700 SH          Defined     1,2,3     2,286,700
INTREPID POTASH INC            COM            46121Y102    24,264       800,000 SH  CALL    Defined     1,2,3       800,000
INTREPID POTASH INC            COM            46121Y102     9,099       300,000 SH  PUT     Defined     1,2,3       300,000
KAPSTONE PAPER & PACKAGING C   COM            48562P103    51,969     4,378,193 SH          Defined     1,2,3     4,378,193
KIMBERLY CLARK CORP            COM            494368103    21,279       338,400 SH          Defined     1,2,3       338,400
LAM RESEARCH CORP              COM            512807108    55,520     1,487,671 SH          Defined     1,2,3     1,487,671
LILLY ELI & CO                 COM            532457108    40,914     1,129,600 SH          Defined     1,2,3     1,129,600
LIZ CLAIBORNE INC              COM            539320101    26,964     3,629,076 SH          Defined     1,2,3     3,629,076
LOCKHEED MARTIN CORP           COM            539830109    53,627       644,400 SH          Defined     1,2,3       644,400
MACERICH CO                    COM            554382101    19,155       500,000 SH  PUT     Defined     1,2,3       500,000
MACYS INC                      COM            55616P104    58,694     2,696,100 SH          Defined     1,2,3     2,696,100
MACYS INC                      COM            55616P104    10,885       500,000 SH  CALL    Defined     1,2,3       500,000
MAGNA INTL INC                 CL A           559222401    44,278       715,900 SH          Defined     1,2,3       715,900
MARSHALL & ILSLEY CORP NEW     COM            571837103    34,873     4,332,098 SH          Defined     1,2,3     4,332,098
MARTIN MARIETA MATLS INC       COM            573284106    25,065       300,000 SH  PUT     Defined     1,2,3       300,000
MBIA INC                       COM            55262C100    53,451     8,524,891 SH          Defined     1,2,3     8,524,891
MERCK & CO INC NEW             COM            58933Y105    38,504     1,030,900 SH          Defined     1,2,3     1,030,900
NABORS INDUSTRIES LTD          SHS            G6359F103    20,900     1,064,700 SH          Defined     1,2,3     1,064,700
NORTHROP GRUMMAN CORP          COM            666807102    66,423     1,013,002 SH          Defined     1,2,3     1,013,002
PACKAGING CORP AMER            COM            695156109    28,971     1,177,200 SH          Defined     1,2,3     1,177,200
PANERA BREAD CO                CL A           69840W108    22,947       300,000 SH  PUT     Defined     1,2,3       300,000
PFIZER INC                     COM            717081103    72,894     4,250,400 SH          Defined     1,2,3     4,250,400
PHH CORP                       COM NEW        693320202    25,196     1,068,968 SH          Defined     1,2,3     1,068,968
PNM RES INC                    COM            69349H107    31,682     2,528,459 SH          Defined     1,2,3     2,528,459
PRECISION DRILLING T           TR UNIT        740215108     3,572       465,657 SH          Defined     1,2,3       465,657
REGIONS FINANCIAL CORP NEW     COM            7591EP100    70,632     8,997,720 SH          Defined     1,2,3     8,997,720
SANMINA SCI CORP               COM NEW        800907206    34,708     2,103,527 SH          Defined     1,2,3     2,103,527
SMITHFIELD FOODS INC           COM            832248108    27,144     1,308,788 SH          Defined     1,2,3     1,308,788
SUPERIOR ENERGY SVCS INC       COM            868157108    38,931     1,852,074 SH          Defined     1,2,3     1,852,074
SUPERVALU INC                  COM            868536103    54,731     3,281,251 SH          Defined     1,2,3     3,281,251
TAUBMAN CTRS INC               COM            876664103    27,944       700,000 SH  CALL    Defined     1,2,3       700,000
TAUBMAN CTRS INC               COM            876664103    19,960       500,000 SH  PUT     Defined     1,2,3       500,000
TEMPLE INLAND INC              COM            879868107    33,993     1,663,869 SH          Defined     1,2,3     1,663,869
TRANSATLANTIC HLDGS INC        COM            893521104    68,936     1,305,600 SH          Defined     1,2,3     1,305,600
UNITED CMNTY BKS BLAIRSVLE G   CAP STK        90984P105    26,587     6,028,775 SH          Defined     1,2,3     6,028,775
UNITED STATES STL CORP NEW     COM            912909108    53,992       850,000 SH  PUT     Defined     1,2,3       850,000
VALERO ENERGY CORP NEW         COM            91913Y100    34,282     1,740,200 SH          Defined     1,2,3     1,740,200
VULCAN MATLS CO                COM            929160109     5,721       121,100 SH          Defined     1,2,3       121,100
VULCAN MATLS CO                COM            929160109    14,172       300,000 SH  PUT     Defined     1,2,3       300,000
WALTER ENGERY INC              COM            93317Q105    27,681       300,000 SH  PUT     Defined     1,2,3       300,000
WESTERN UN CO                  COM            959802109    15,256       899,500 SH          Defined     1,2,3       899,500
WHIRLPOOL CORP                 COM            963320106    12,232       140,200 SH          Defined     1,2,3       140,200
ZIONS BANCORPORATION           COM            989701107    54,248     2,483,900 SH          Defined     1,2,3     2,483,900

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